Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Fixed maturities (amortized cost: 2014 - $403,596,261; 2013- $402,396,191)	$ 430,117,478	$ 417,909,105
Equity securities (cost: 2014 - $6,331,436; 2013 - $5,888,361)	7,405,819	5,818,333
Mortgage loans on real estate	29,459,436	18,601,722
Policy loans	6,665,493	6,674,887
State-guaranteed receivables	7,917,379	8,085,107
Other invested assets	3,270,848	3,181,182
Total investments	484,836,453	460,270,336
Cash and cash equivalents	1,870,867	4,143,291
Accrued investment income	5,190,740	5,191,253
Due premiums	3,217,136	3,368,008
Deferred acquisition costs	17,847,907	18,822,481
Value of business acquired	301,037	386,056
Leased property under capital leases	555,251	1,005,523
Property and equipment	1,000,120	1,042,748
Cash value of company-owned life insurance	12,441,833	11,808,248
Other assets	2,041,050	1,901,946
Amounts recoverable from reinsurers	55,910,993	55,669,088
Total assets	585,213,387	563,608,978
LIABILITIES AND STOCKHOLDERS' EQUITY LIABILITIES
Benefit reserves	490,126,730	480,151,818
Unearned premium reserves	7,812,972	8,189,640
Policy claims	2,821,106	3,672,474
Liability for deposit-type contracts	3,432,793	3,283,960
Reserves for dividends and endowments and other	391,439	408,555
Total policy liabilities	504,585,040	495,706,447
Deferred federal income tax liability	7,785,450	4,604,891
Obligations under capital leases	553,028	943,488
Notes payable	2,508,576	3,031,942
Accrued pension liability	5,141,442	2,887,843
Other liabilities	4,103,365	2,787,099
Total liabilities	524,676,901	509,961,710
STOCKHOLDERS' EQUITY
Common stock (shares issued: 2014-1,123,980; 2013-1,128,583)	1,123,980	1,128,583
Paid-in surplus	8,908,243	8,908,243
Accumulated other comprehensive income	12,704,319	6,751,991
Retained earnings	37,799,944	36,858,451
Total stockholders' equity	60,536,486	53,647,268
Total liabilities and stockholders' equity	$ 585,213,387	$ 563,608,978